Issued Share Capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital
Issued share capital
Beginning of financial year	311,409,000	197,600,000	138,574,000
End of financial year	350,957,000	311,409,000	197,600,000
Beginning of financial year	€ 41,838	€ 26,575	€ 18,641
End of financial year	€ 47,143	€ 41,838	26,575
May 2022 for capital increase
Issued share capital
Issued for capital increase			84,752
May 2022 for capital increase | Share capital
Issued share capital
Issued for capital increase		26,176,000
Issued for capital increase		€ 3,518	3,518
February 2024 for capital increase | Share capital
Issued share capital
Issued for capital increase	39,520,000
Issued for capital increase	€ 5,301
October 2022 for capital increase
Issued share capital
Issued for capital increase			€ 98,498
October 2022 for capital increase | Share capital
Issued share capital
Issued for capital increase			32,850,000
Issued for capital increase			€ 4,416
December 2023 for capital increase | Share capital
Issued share capital
Issued for capital increase	28,000	113,809,000
Issued for capital increase	€ 4	€ 15,263